Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Trade Accounts Receivable Tables Abstract
Schedule of trade accounts receivable
	2019		2018

Trade account receivables	Ps.	260,727	208,116

Expected credit loss		(13,640)	(9,340)

	Ps.	247,087	198,776

Schedule of trade accounts receivable past due
Trade receivables – days past due
December 31, 2019	Not past due		14-21	21 – 28	>28	Total

Expected credit loss rate		2%	20%	49%	42%
Estimated total gross carrying amount at default	Ps.	207,032	12,098	7,045	29,807	255,982
Expected credit loss	Ps.	3,950	2,454	3,477	12,634	22,515

Trade receivables – days past due
December 31, 2018	Not past due		14-21	21 – 28	>28	Total

Expected credit loss rate		1%	16%	37%	38%
Estimated total gross carrying amount at default	Ps.	194,366	13,794	5,681	33,438	247,279
Expected credit loss	Ps.	1,910	2,150	2,108	12,531	18,699

Schedule of expected credit loss
	Total

Balance as at January 1, 2018	Ps.	(4,333)
Expected credit loss		(18,699)
Amounts written off		13,692
Balance as at 31 December 2018		(9,340)
Expected credit loss		(22,515)
Amounts written off		18,215
Balance as at December 31, 2019	Ps.	(13,640)